CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net income (loss)	$ (62,764)	$ (18,235)	$ (4,920)
Other comprehensive income (loss):
Reclassification of net derivative gains to revenues	0	0	(6,193)
Reclassification of net derivative gains to loss (gains) on derivatives, net	0	0	(10,710)
Reclassification of net foreign currency derivative gains to depreciation and amortization	(8)	(8)	(9)
Reclassification of net derivative losses on cash flow hedges to financial expense	889	1,129	401
Derivative (losses) gains on cash flow hedges	(1,441)	(2,588)	376
Other comprehensive income (loss), before tax	(560)	(1,467)	(16,135)
Income tax expense	0	0	0
Other Comprehensive income (loss), net of tax	(560)	(1,467)	(16,135)
Comprehensive income (loss)	(63,324)	(19,702)	(21,055)
Comprehensive income attributable to noncontrolling interest	874	543	451
Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ (64,198)	$ (20,245)	$ (21,506)